2. SIGNIFICANT ACCOUNTING POLICIES (Tables)	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Inventory Valuation

All inventories are stated at lower of cost or market, with cost determined substantially on a “first-in, first-out” basis.  Selling, general, and administrative expenses are not inventoried, but are charged to expense when purchased. At September 30, 2012 and December 31, 2011, our inventories were as follows:

	September 30, 2012	December 31, 2011
Raw materials	$475,662	$433,007
Work in process	47,760	149,069
Finished goods	1,750	1,960
Inventory reserve	(64,036)	(64,036)
Total	$461,136	$520,000